Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total operating revenues	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 2,463,625	$ 2,121,707	$ 1,950,782
Interest revenue													2,173	2,602	461
Interest expense													71,879	72,069	63,700
Depreciation and amortization													270,111	253,027	236,817
Income tax expense													79,902	78,373	77,942
Segment net income	66,119	$ (4,734)	$ 4,949	$ 71,983	58,746	$ 1,970	$ 9,627	$ 70,783	57,303	$ (2,864)	$ 10,108	$ 80,773	138,317	141,126	145,320
Segment assets	5,358,685				5,208,297				4,565,174				5,358,685	5,208,297	4,565,174
Capital expenditures													488,000	396,898	364,276
Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													2,359,509	2,029,519	1,862,629
Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													104,116	92,188	88,153
Natural Gas Operations [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,454,639	1,382,087	1,300,154
Interest revenue													1,754	2,596	456
Interest expense													64,095	68,299	62,555
Depreciation and amortization													213,455	204,144	193,848
Income tax expense													61,355	63,597	65,377
Segment net income													111,625	116,872	124,169
Segment assets	4,822,845				4,652,307				4,272,029				4,822,845	4,652,307	4,272,029
Capital expenditures													438,289	350,025	314,578
Natural Gas Operations [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													1,454,639	1,382,087	1,300,154
Construction Services [Member]
Segment Reporting Information [Line Items]
Total operating revenues													1,008,986	739,620	650,628
Interest revenue													419	6	5
Interest expense													7,784	3,770	1,145
Depreciation and amortization													56,656	48,883	42,969
Income tax expense													18,547	14,776	12,565
Segment net income													26,692	24,254	21,151
Segment assets	$ 535,840				566,589				293,811				535,840	566,589	293,811
Capital expenditures													49,711	46,873	49,698
Construction Services [Member] | Revenues from unaffiliated customers [Member]
Segment Reporting Information [Line Items]
Revenues													904,870	647,432	562,475
Construction Services [Member] | Intersegment sales [Member]
Segment Reporting Information [Line Items]
Revenues													$ 104,116	92,188	88,153
Adjustments [Member]
Segment Reporting Information [Line Items]
Segment assets					$ (10,599)				$ (666)					$ (10,599)	$ (666)